Expense Example {- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund - Retail PRO-10 - Fidelity Advisor Strategic Income Fund - Fidelity Strategic Income Fund	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822